ERShares Global Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% Shares Fair Value
Argentina — 0.61%
Consumer Discretionary — 0.61%
MercadoLibre, Inc.
(a)
288 $ 342,570
Total Argentina 342,570
Australia — 4.06%
Communications — 0.68%
SEEK Ltd. 17,067 380,856
Consumer Discretionary — 0.73%
Flight Centre Travel Group Ltd.
(a)
27,630 407,327
Health Care — 0.15%
Telix Pharmaceuticals Ltd.
(a)
26,256 82,130
Materials — 1.27%
Fortescue Metals Group Ltd. - ADR 3,200 98,560
Fortescue Metals Group Ltd. 39,386 608,931
707,491
Technology — 1.23%
Technology One Ltd.
(a)
49,987 429,433
WiseTech Global Ltd. 6,656 254,425
683,858
Total Australia 2,261,662
Bermuda — 0.92%
Consumer Discretionary — 0.16%
Luk Fook Holdings International Ltd. 35,753 87,086
Financials — 0.76%
Enstar Group, Ltd.
(a)
1,628 425,152
Total Bermuda 512,238
Canada — 7.51%
Communications — 0.72%
Shopify, Inc., Class A
(a)
590 398,816
Consumer Discretionary — 1.99%
Richelieu Hardware Ltd. 15,142 551,561
Spin Master Corp.
(a)
16,204 557,971
1,109,532
Energy — 0.49%
Vermilion Energy, Inc. 13,037 274,038
Financials — 1.95%
Fairfax Financial Holdings Ltd. 1,018 555,352
Onex Corporation 7,869 527,323
1,082,675
Materials — 1.32%
First Majestic Silver Corp. 23,069 303,167
First Quantum Minerals Ltd. 6,163 213,352
Franco-Nevada Corp. 1,391 221,892
738,411

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% (continued) Shares Fair Value
Canada — 7.51% (continued)
Real Estate — 0.67%
FirstService Corp. 767 $ 110,939
Mainstreet Equity Corp.
(a)
1,010 115,533
Tricon Residential, Inc. 9,287 147,601
374,073
Technology — 0.37%
Topicus.com, Inc.
(a)
2,796 208,547
Total Canada 4,186,092
Cayman Islands — 4.52%
Consumer Discretionary — 2.54%
NagaCorp Ltd. 654,779 584,290
Yadea Group Holdings Ltd. 536,125 829,516
1,413,806
Consumer Staples — 0.42%
Herbalife Nutrition Ltd.
(a)
7,753 235,381
Financials — 0.26%
Value Partners Group Ltd. 335,995 144,979
Health Care — 0.06%
Essex Bio-technology Ltd. 63,000 34,905
Materials — 0.79%
Xinyi Glass Holdings Ltd. 181,986 441,416
Technology — 0.45%
Kingsoft Corp. Ltd. 76,923 249,429
Total Cayman Islands 2,519,916
China — 3.43%
Communications — 0.91%
Bilibili, Inc. - ADR
(a)
12,807 327,603
Weimob, Inc.
(a)
274,851 181,052
508,655
Consumer Discretionary — 0.51%
Bosideng International Holdings, Ltd. 342,426 159,994
Niu Technologies - ADR
(a)
12,570 121,426
281,420
Health Care — 2.01%
BeiGene Ltd. - ADR
(a)
2,457 463,390
Sino Biopharmaceutical Ltd. 1,057,580 660,205
1,123,595
Total China 1,913,670
Denmark — 0.74%
Health Care — 0.36%
Genmab A/S
(a)
553 202,762

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% (continued) Shares Fair Value
Denmark — 0.74% (continued)
Technology — 0.38%
Netcompany Group A/S 3,127 $ 207,726
Total Denmark 410,488
France — 2.28%
Communications — 0.64%
Ubisoft Entertainment S.A.
(a)
8,062 356,319
Consumer Staples — 0.58%
Danone S.A. - ADR 29,166 321,993
Technology — 1.06%
Teleperformance 1,547 592,683
Total France 1,270,995
Germany — 0.29%
Energy — 0.29%
VERBIO Vereinigte BioEnergie AG 2,083 161,543
Total Germany 161,543
Hong Kong — 0.99%
Industrials — 0.99%
Techtronic Industries Co. Ltd. 34,252 554,886
Total Hong Kong 554,886
Ireland — 1.95%
Health Care — 0.99%
Jazz Pharmaceuticals PLC
(a)
3,532 549,827
Industrials — 0.96%
Cimpress PLC
(a)
8,412 534,919
Total Ireland 1,084,746
Isle Of Man — 0.67%
Consumer Discretionary — 0.67%
Entain plc
(a)
17,192 371,162
Total Isle Of Man 371,162
Israel — 2.22%
Communications — 1.31%
Fiverr International Ltd.
(a)
3,715 282,600
Wix.com Ltd.
(a)
4,291 448,238
730,838
Technology — 0.91%
Check Point Software Technologies Ltd.
(a)
2,134 295,047
Radware Ltd.
(a)
6,695 214,039
509,086
Total Israel 1,239,924

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% (continued) Shares Fair Value
Italy — 0.54%
Communications — 0.54%
Digital Bros SpA 10,474 $ 299,423
Total Italy 299,423
Japan — 1.73%
Communications — 0.98%
GMO internet, Inc. 23,663 544,701
Industrials — 0.75%
VisasQ, Inc.
(a)
12,607 421,010
Total Japan 965,711
Jersey — 0.56%
Communications — 0.56%
Gambling.com Group Ltd.
(a)
35,249 312,659
Total Jersey 312,659
Marshall Islands — 0.84%
Industrials — 0.84%
Star Bulk Carriers Corp. 15,765 468,063
Total Marshall Islands 468,063
Netherlands — 0.51%
Technology — 0.51%
Adyen NV - ADR
(a)
14,410 284,886
Total Netherlands 284,886
Singapore — 0.77%
Consumer Staples — 0.77%
Wilmar International Ltd. 123,149 427,970
Total Singapore 427,970
Sweden — 2.33%
Communications — 0.85%
Embracer Group A.B.
(a)
56,073 473,288
Consumer Discretionary — 0.30%
Evolution Gaming Group A.B. 1,629 167,688
Financials — 0.96%
EQT A.B. 13,589 537,660
Technology — 0.22%
Sinch A.B.
(a)
17,867 122,462
Total Sweden 1,301,098
Switzerland — 2.34%
Consumer Discretionary — 0.43%
Cie Financiere Richemont SA 1,864 238,030

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% (continued) Shares Fair Value
Switzerland — 2.34% (continued)
Financials — 0.65%
Partners Group Holding AG 291 $ 363,258
Health Care — 0.69%
CRISPR Therapeutics AG
(a)
6,156 386,412
Technology — 0.57%
Sensirion Holding AG
(a)
2,577 319,598
Total Switzerland 1,307,298
United Kingdom — 1.80%
Financials — 0.47%
Hargreaves Lansdown PLC 19,952 264,189
Industrials — 0.65%
HomeServe PLC 32,963 365,024
Materials — 0.68%
Antofagasta plc 17,019 374,021
Total United Kingdom 1,003,234
United States — 52.15%
Communications — 7.58%
Airbnb, Inc., Class A
(a)
1,225 210,406
Alphabet, Inc., Class A
(a)
192 534,019
DISH Network Corp., Class A
(a)
15,270 483,296
Meta Platforms, Inc., Class A
(a)
5,331 1,185,401
Omnicom Group, Inc. 3,649 309,727
Playtika Holding, Corp.
(a)
30,386 587,361
Roku, Inc.
(a)
2,054 257,305
Trade Desk, Inc. (The), Class A
(a)
1,451 100,482
ZoomInfo Technologies, Inc., Class A
(a)
9,448 564,423
4,232,420
Consumer Discretionary — 3.89%
Advance Auto Parts, Inc. 737 152,530
Amazon.com, Inc.
(a)
95 309,695
Chipotle Mexican Grill, Inc.
(a)
123 194,590
Copart, Inc.
(a)
1,669 209,409
NIKE, Inc., Class B 595 80,063
Starbucks Corp. 3,596 327,128
Tesla, Inc.
(a)
170 183,192
TJX Cos., Inc. (The) 4,762 288,482
Ulta Beauty, Inc.
(a)
1,047 416,936
2,162,025
Consumer Staples — 3.92%
Brown-Forman Corp., Class B 2,681 179,681
Constellation Brands, Inc., Class A 1,444 332,582
Costco Wholesale Corp. 755 434,766
Dollar Tree, Inc.
(a)
99 15,855
Inter Parfums, Inc. 2,960 260,628

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% (continued) Shares Fair Value
United States — 52.15% (continued)
Consumer Staples — 3.92% (continued)
Keurig Dr Pepper, Inc. 4,566 $ 173,051
Monster Beverage Corp.
(a)
4,849 387,435
Walgreens Boots Alliance, Inc. 9,032 404,363
2,188,361
Energy — 2.68%
Chesapeake Energy Corp. 1,039 90,393
Chevron Corp. 1,116 181,719
Continental Resources, Inc. 2,699 165,530
Devon Energy Corp. 2,971 175,675
Enphase Energy, Inc.
(a)
1,742 351,500
Kinder Morgan, Inc. 9,109 172,251
SolarEdge Technologies, Inc.
(a)
534 172,146
Valero Energy Corp. 1,108 112,506
W&T Offshore, Inc.
(a)
19,092 72,931
1,494,651
Financials — 9.16%
Apollo Global Management Inc. 4,157 257,692
Ares Management Corp., Class A 5,261 427,352
BlackRock, Inc. 497 379,792
Blackstone Group L.P. (The), Class A 3,123 396,434
Capital One Financial Corp. 2,910 382,054
Charles Schwab Corp. (The) 3,577 301,577
Citizens Financial Group, Inc. 11,323 513,272
First Republic Bank 2,999 486,138
Icahn Enterprises, L.P. 8,053 418,192
Intercontinental Exchange, Inc. 1,559 205,975
Pinnacle Financial Partners, Inc. 3,228 297,234
Signature Bank 1,782 522,998
Western Alliance Bancorp 6,308 522,429
5,111,139
Health Care — 4.26%
Danaher Corp. 1,430 419,462
Exelixis, Inc.
(a)
10,609 240,506
HCA Healthcare, Inc. 849 212,776
Invitae Corp.
(a)
28,393 226,292
Regeneron Pharmaceuticals, Inc.
(a)
507 354,099
ResMed, Inc. 1,392 337,574
Royalty Pharma PLC, Class A 6,304 245,604
Seagen, Inc.
(a)
2,328 335,348
2,371,661
Industrials — 1.62%
Cintas Corp. 1,020 433,898
Cognex Corp. 3,608 278,357
FedEx Corp. 827 191,360
903,615

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 93.76% (continued) Shares Fair Value
United States — 52.15% (continued)
Materials — 0.35%
Steel Dynamics, Inc. 2,326 $ 194,058
Real Estate — 1.64%
Alexandria Real Estate Equities, Inc. 2,404 483,805
Extra Space Storage, Inc. 974 200,254
Medical Properties Trust, Inc. 10,878 229,961
914,020
Technology — 17.05%
Analog Devices, Inc. 998 164,850
Apple, Inc. 2,826 493,448
Arista Networks, Inc.
(a)
1,813 251,971
Bentley Systems, Inc. 6,556 289,644
Block, Inc., Class A
(a)
4,150 562,740
Cloudflare, Inc., Class A
(a)
790 94,563
CoStar Group, Inc.
(a)
4,818 320,927
Crowdstrike Holdings, Inc., Class A
(a)
1,050 238,434
Datadog, Inc.
(a)
1,768 267,799
FleetCor Technologies, Inc.
(a)
1,001 249,309
Fortinet, Inc.
(a)
642 219,397
HubSpot, Inc.
(a)
653 310,136
Microchip Technology, Inc. 3,339 250,892
Microsoft Corp. 1,850 570,374
Mimecast Ltd.
(a)
3,760 299,146
Monolithic Power Systems, Inc. 839 407,486
NVIDIA Corp. 4,905 1,338,378
Okta, Inc.
(a)
669 100,992
Oracle Corp. 5,543 458,572
Palo Alto Networks, Inc.
(a)
339 211,031
Paychex, Inc. 957 130,602
QUALCOMM, Inc. 1,705 260,558
salesforce.com, Inc.
(a)
843 178,986
Snowflake, Inc., Class A
(a)
421 96,464
Synopsys, Inc.
(a)
925 308,275
Twilio, Inc., Class A
(a)
622 102,512
Upstart Holdings, Inc.
(a)
4,257 464,396
Veeva Systems, Inc., Class A
(a)
2,300 488,658
VMware, Inc., Class A 1,821 207,357
Workday, Inc., Class A
(a)
748 179,116
9,517,013
Total United States 29,088,963
Total  Common Stocks
  (Cost $53,662,895) 52,289,197

ERShares Global Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Money Market Funds - 6.13% Shares Fair Value
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
0.16%
(b)
3,417,522 3,417,522
Total Money Market Funds
    (Cost $3,417,522) 3,417,522
Total Investments — 99.89%
    (Cost $57,080,417) $ 55,706,719
Other Assets in Excess of Liabilities  —  0.11% 62,032
Net Assets — 100.00% $ 55,768,751
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2022.
ADR - American Depositary Receipt.

ERShares US Small Cap Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
Common Stocks — 95.82% Shares Fair Value
Communications — 5.75%
Cargurus, Inc.
(a)
9,453 $ 401,374
Eventbrite, Inc., Class A
(a)
54,207 800,637
HealthStream, Inc.
(a)
46,764 931,539
Match Group, Inc.
(a)
5,531 601,441
Shutterstock, Inc. 11,496 1,070,049
World Wrestling Entertainment, Inc., Class A 14,719 919,054
Yelp, Inc.
(a)
29,055 991,066
5,715,160
Consumer Discretionary — 11.54%
1-800-Flowers.com, Inc., Class A
(a)
54,609 696,811
Advance Auto Parts, Inc. 3,758 777,756
Arhaus, Inc.
(a)
46,350 394,439
AutoNation, Inc.
(a)
5,678 565,415
Bloomin' Brands, Inc. 29,633 650,148
Carriage Services, Inc. 17,377 926,715
Cheesecake Factory, Inc. (The)
(a)
18,416 732,772
Funko, Inc., Class A
(a)
44,309 764,331
GrowGeneration Corp.
(a)
82,605 760,792
Liquidity Services, Inc.
(a)
58,302 998,131
OneWater Marine, Inc. 17,203 592,643
PC Connection, Inc. 8,855 463,913
RealReal, Inc. (The)
(a)
58,509 424,775
Shake Shack, Inc., Class A
(a)
9,625 653,538
Signet Jewelers Ltd. 11,648 846,810
Sonic Automotive, Inc., Class A 20,803 884,335
Stitch Fix, Inc., Class A
(a)
33,792 340,285
11,473,609
Consumer Staples — 2.89%
elf Beauty, Inc.
(a)
42,836 1,106,454
Inter Parfums, Inc. 6,799 598,652
Utz Brands, Inc. 32,565 481,311
Vita Coco Co., Inc. (The)
(a)
77,297 692,581
2,878,998
Energy — 2.77%
Ameresco, Inc., Class A
(a)
17,480 1,389,660
Antero Resources Corp.
(a)
9,228 281,731
Chesapeake Energy Corp. 2,798 243,426
Matador Resources Co. 4,143 219,496
Vermilion Energy, Inc. 22,103 464,605
W&T Offshore, Inc.
(a)
41,156 157,216
2,756,134
Financials — 7.97%
B. Riley Financial, Inc. 6,088 425,916
Customers Bancorp, Inc.
(a)
8,668 451,950
Evercore, Inc., Class A 4,219 469,659
HCI Group, Inc. 5,730 390,671
Houlihan Lokey, Inc. 6,586 578,251

ERShares US Small Cap Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 95.82% (continued) Shares Fair Value
Financials — 7.97% (continued)
Kinsale Capital Group, Inc. 3,273 $ 746,309
Live Oak Bancshares, Inc. 10,625 540,706
Moelis & Co., Class A 8,891 417,432
Palomar Holdings, Inc.
(a)
9,141 584,933
Pinnacle Financial Partners, Inc. 5,839 537,655
Preferred Bank 9,900 733,492
Signature Bank 1,337 392,396
Stifel Financial Corp. 7,153 485,689
Triumph Bancorp, Inc.
(a)
4,920 462,578
Trupanion, Inc.
(a)
7,908 704,761
7,922,398
Health Care — 27.18%
ACADIA Pharmaceuticals, Inc.
(a)
28,954 701,266
Alector, Inc.
(a)
49,158 700,502
Alkermes PLC
(a)
33,675 885,988
Amedisys, Inc.
(a)
7,382 1,271,845
Amphastar Pharmaceuticals, Inc.
(a)
17,760 637,584
Arrowhead Pharmaceuticals, Inc.
(a)
15,933 732,759
Beam Therapeutics, Inc.
(a)
7,199 412,503
Blueprint Medicines Corp.
(a)
8,411 537,295
Castle Biosciences, Inc.
(a)
17,531 786,441
Catalyst Pharmaceuticals, Inc.
(a)
99,322 823,379
CRISPR Therapeutics AG
(a)
12,905 810,047
Eagle Pharmaceuticals, Inc.
(a)
15,918 787,782
Ensign Group, Inc. (The) 15,283 1,375,623
Exelixis, Inc.
(a)
9,091 206,093
Fate Therapeutics, Inc.
(a)
18,849 730,776
Global Blood Therapeutics, Inc.
(a)
29,001 1,004,594
Globus Medical, Inc., Class A
(a)
20,875 1,540,158
Inotiv, Inc.
(a)
19,832 519,202
Intellia Therapeutics, Inc.
(a)
8,200 595,894
Invitae Corp.
(a)
74,591 594,490
iRadimed Corp. 22,797 1,022,217
Kodiak Sciences, Inc.
(a)
18,705 144,403
LeMaitre Vascular, Inc. 23,820 1,106,915
LHC Group, Inc.
(a)
7,229 1,218,809
Madrigal Pharmaceuticals, Inc.
(a)
12,556 1,231,994
MEDNAX, Inc.
(a)
33,808 793,812
Merit Medical Systems, Inc.
(a)
21,450 1,426,854
Select Medical Holdings Corp. 27,204 652,624
Shockwave Medical, Inc.
(a)
5,445 1,129,075
Supernus Pharmaceuticals, Inc.
(a)
25,910 837,411
Twist Bioscience Corp.
(a)
15,340 757,489
Vir Biotechnology, Inc.
(a)
15,398 396,037
Zynex, Inc. 107,187 667,775
27,039,636
Industrials — 9.79%
AAON, Inc. 12,199 679,850

ERShares US Small Cap Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 95.82% (continued) Shares Fair Value
Industrials — 9.79% (continued)
Allegiant Travel Co.
(a)
4,550 $ 738,875
Bloom Energy Corp., Class A
(a)
48,088 1,161,326
Clean Harbors, Inc.
(a)
11,448 1,278,054
Colfax Corp.
(a)
30,817 1,226,208
Forrester Research, Inc.
(a)
16,767 945,994
Hillenbrand, Inc. 7,623 336,708
Insperity, Inc. 9,077 911,512
Napco Security Technologies, Inc.
(a)
43,864 900,089
R1 RCM, Inc.
(a)
34,652 927,288
Titan Machinery, Inc.
(a)
22,362 631,950
9,737,854
Materials — 2.14%
Element Solutions, Inc. 17,065 373,724
Encore Wire Corp. 7,451 849,935
First Majestic Silver Corp. 20,050 263,858
Franco-Nevada Corp. 2,383 380,136
Graphic Packaging Holding Co. 12,814 256,793
2,124,446
Real Estate — 2.35%
eXp World Holdings, Inc. 30,584 647,463
Gladstone Land Corp. 25,818 940,292
Legacy Housing Corp.
(a)
1,639 35,173
Newmark Group, Inc., Class A 44,742 712,293
2,335,221
Technology — 23.44%
Altair Engineering, Inc., Class A
(a)
17,062 1,098,793
Ambarella, Inc.
(a)
7,324 768,434
Appfolio, Inc., Class A
(a)
10,712 1,212,706
Asana, Inc., Class A
(a)
26,939 1,076,752
Box, Inc., Class A
(a)
30,690 891,851
ExlService Holdings, Inc.
(a)
7,331 1,050,312
Fastly, Inc.
(a)
41,047 713,397
II-VI, Inc.
(a)
14,735 1,068,139
Impinj, Inc.
(a)
10,451 664,057
Lattice Semiconductor Corp.
(a)
16,906 1,030,421
MaxLinear, Inc.
(a)
15,034 877,234
Mimecast Ltd.
(a)
12,610 1,003,252
Omnicell, Inc.
(a)
9,639 1,248,155
PagerDuty, Inc.
(a)
28,082 960,123
PubMatic, Inc.
(a)
27,492 718,091
Pure Storage, Inc., Class A
(a)
22,234 785,083
Rapid7, Inc.
(a)
8,275 920,511
Sanmina Corp.
(a)
23,334 943,160
Sprout Social, Inc., Class A
(a)
12,393 992,927
Super Micro Computer, Inc.
(a)
24,458 931,116
Tenable Holdings, Inc.
(a)
15,033 868,757
TTEC Holdings, Inc. 11,492 948,320
Upstart Holdings, Inc.
(a)
6,558 715,412

ERShares US Small Cap Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 95.82% (continued) Shares Fair Value
Technology — 23.44% (continued)
Vicor Corp.
(a)
11,194 $ 789,737
Zuora, Inc.
(a)
68,927 1,032,526
23,309,266
Total  Common Stocks
  (Cost $95,131,909) 95,292,722
Money Market Funds - 5.36%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
0.16%
(b)
5,333,083 5,333,083
Total Money Market Funds
    (Cost $5,333,083) 5,333,083
Total Investments — 101.18%
    (Cost $100,464,992) 100,625,805
Liabilities in Excess of Other Assets  —  (1.18)% (1,175,514)
Net Assets — 100.00% $ 99,450,291
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2022.

ERShares US Large Cap Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
Common Stocks — 94.66% Shares Fair Value
Communications — 10.64%
Alphabet, Inc., Class A
(a)
600 $ 1,668,810
Meta Platforms, Inc., Class A
(a)
10,079 2,241,165
Playtika Holding, Corp.
(a)
18,736 362,167
Roku, Inc.
(a)
3,480 435,940
Trade Desk, Inc. (The), Class A
(a)
8,350 578,238
5,286,320
Consumer Discretionary — 12.04%
Advance Auto Parts, Inc. 4,611 954,293
Amazon.com, Inc.
(a)
65 211,897
Chipotle Mexican Grill, Inc.
(a)
162 256,289
Copart, Inc.
(a)
4,479 561,980
Etsy, Inc.
(a)
4,219 524,337
Freshpet, Inc.
(a)
1,960 201,174
NIKE, Inc., Class B 1,567 210,856
RH
(a)
667 217,502
Service Corp. International 15,655 1,030,412
Starbucks Corp. 7,177 652,892
Tesla, Inc.
(a)
797 858,847
TJX Cos., Inc. (The) 5,035 305,020
5,985,499
Consumer Staples — 1.89%
Beyond Meat, Inc.
(a)
3,883 187,588
Keurig Dr Pepper, Inc. 19,818 751,102
938,690
Energy — 2.73%
Chesapeake Energy Corp. 1,697 147,639
Chevron Corp. 1,595 259,714
Continental Resources, Inc. 2,320 142,286
Enphase Energy, Inc.
(a)
3,451 696,343
Valero Energy Corp. 1,108 112,506
1,358,488
Financials — 5.89%
Ares Management Corp., Class A 4,169 338,648
BlackRock, Inc. 915 699,216
Icahn Enterprises, L.P. 13,744 713,725
Intercontinental Exchange, Inc. 4,198 554,640
Stifel Financial Corp. 4,878 331,216
Western Alliance Bancorp 3,513 290,947
2,928,392
Health Care — 11.41%
Amedisys, Inc.
(a)
1,124 193,654
Danaher Corp. 2,594 760,898
Exact Sciences Corp.
(a)
6,873 480,560
Exelixis, Inc.
(a)
16,091 364,783
Masimo Corp.
(a)
1,925 280,165
Regeneron Pharmaceuticals, Inc.
(a)
1,251 873,723
ResMed, Inc. 3,492 846,845

ERShares US Large Cap Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.66% (continued) Shares Fair Value
Health Care — 11.41% (continued)
Seagen, Inc.
(a)
4,314 $ 621,432
Teladoc Health, Inc.
(a)
11,580 835,265
United Therapeutics Corp.
(a)
2,297 412,105
5,669,430
Industrials — 3.69%
Cintas Corp. 2,630 1,118,777
Cognex Corp. 7,063 544,910
FedEx Corp. 732 169,377
1,833,064
Materials — 1.70%
Franco-Nevada Corp. 1,589 253,477
Steel Dynamics, Inc. 7,073 590,101
843,578
Real Estate — 1.74%
Extra Space Storage, Inc. 2,027 416,751
Kimco Realty Corp. 18,107 447,243
863,994
Technology — 42.93%
Adobe, Inc.
(a)
556 253,325
Apple, Inc. 12,156 2,122,559
Block, Inc., Class A
(a)
6,934 940,251
Cloudflare, Inc., Class A
(a)
4,273 511,478
Crowdstrike Holdings, Inc., Class A
(a)
2,994 679,878
Datadog, Inc.
(a)
1,340 202,970
EPAM Systems, Inc.
(a)
2,079 616,652
FleetCor Technologies, Inc.
(a)
2,888 719,285
Fortinet, Inc.
(a)
1,541 526,621
Microsoft Corp. 7,246 2,234,013
MongoDB, Inc.
(a)
476 211,149
Monolithic Power Systems, Inc. 1,630 791,658
NVIDIA Corp. 7,933 2,164,599
Omnicell, Inc.
(a)
4,967 643,177
Oracle Corp. 12,295 1,017,165
Palo Alto Networks, Inc.
(a)
713 443,850
Pure Storage, Inc., Class A
(a)
12,457 439,857
QUALCOMM, Inc. 5,614 857,931
salesforce.com, Inc.
(a)
2,763 586,640
SS&C Technologies Holdings, Inc. 8,108 608,262
Synopsys, Inc.
(a)
3,324 1,107,789
Twilio, Inc., Class A
(a)
4,445 732,580
Ubiquiti, Inc. 1,825 531,367
Upstart Holdings, Inc.
(a)
4,984 543,705
Veeva Systems, Inc., Class A
(a)
3,368 715,565
VMware, Inc., Class A 3,011 342,863
Workday, Inc., Class A
(a)
814 194,920

ERShares US Large Cap Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)
Common Stocks — 94.66% (continued) Shares Fair Value
Technology — 42.93% (continued)
Zoom Video Communications, Inc., Class A
(a)
5,147 $ 603,383
21,343,492
Total  Common Stocks
  (Cost $44,648,445) 47,050,947
Money Market Funds - 6.75%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
0.16%
(b)
3,354,044 3,354,044
Total Money Market Funds
    (Cost $3,354,044) 3,354,044
Total Investments — 101.41%
    (Cost $48,002,489) 50,404,991
Liabilities in Excess of Other Assets  —  (1.41)% (702,395)
Net Assets — 100.00% $ 49,702,596
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2022.